Cover	Aug. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Form 8-K/A”) amends the Current Report on Form 8-K of Immunic, Inc., a Delaware corporation (the “Company”), filed on August 4, 2022 (the “Original 8-K”). This Form 8-K/A is being filed solely to amend Exhibit 99.2 to the Original 8-K to update information depicted on slide 17 titled “Key Publications in 2022 Provide Clear Evidence of a Direct Link Between Epstein-Barr Virus and MS” and slide 18 titled “Vidofludimus Calcium in Multiple Sclerosis Straightforward Approval Strategy.” No other changes have been made to the Original 8-K or the exhibits thereto.
Document Period End Date	Aug. 04, 2022
Entity File Number	001-36201
Entity Registrant Name	IMMUNIC, INC.
Entity Central Index Key	0001280776
Entity Tax Identification Number	56-2358443
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Avenue of the Americas
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10036
City Area Code	(332)
Local Phone Number	255-9818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	IMUX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false